Leases (Details Narrative) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jul. 31, 2027	Jun. 30, 2025 ft²
Operating lease payments		$ 103	$ 189	$ 549	$ 563
Operating lease weighted average remaining lease term		1 year 2 months 12 days		1 year 3 months 18 days
Operating lease weighted average discount rate percent		15.60%		15.60%
Operating lease liabilities		$ 280		$ 370
Operating lease right of use asset		278		370	1,022
Operating lease liability		$ 237		274	$ 428
Impairment loss	$ 725
Lowell Massachusetts Lease [Member]
Operating lease right of use asset				86
Operating lease liability				86
Lease [Member]
Lessee operating lease remaining lease term							2 years 4 months 24 days
Area of land | ft²							19,436
Four Properties [Member]
Operating lease liabilities				528
Operating lease right of use asset				$ 528
Forecast [Member]
Lessee operating lease remaining lease term						1 year 7 months 6 days
Forecast [Member] | Minimum [Member]
Lessee operating lease remaining lease term						3 months
Forecast [Member] | Maximum [Member]
Lessee operating lease remaining lease term						1 year 9 months 18 days